Taxation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
Income taxes rate	26.50%	26.50%
Effective income tax expense (benefit) rate	15.70%	22.00%
Tax expense (benefit)	$ 259	$ 1,607
Percentage of increase in effective tax rate	1.00%
Sensitivity to change in effective tax rate	$ 17
Tax expense arising from previously recognised tax loss carryforward that had been previously recognized as a deferred tax asset	64
Investments accounted for using equity method [member]
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)	(124)	$ 1,497
Other Finance Income [Member]
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)	$ 80